Equity - Additional Information (Detail)														12 Months Ended			42 Months Ended
	Nov. 20, 2018 MXN ($) $ / shares	Aug. 21, 2018 MXN ($) $ / shares	Aug. 20, 2018 MXN ($) $ / shares	May 11, 2018 MXN ($)	Apr. 25, 2018 MXN ($) $ / shares	Nov. 16, 2017 MXN ($) $ / shares	Aug. 14, 2017 MXN ($) $ / shares	May 08, 2017 MXN ($)	Apr. 25, 2017 $ / shares	Nov. 18, 2016 MXN ($) $ / shares	Aug. 25, 2016 MXN ($) $ / shares	May 09, 2016 MXN ($)	Apr. 26, 2016 MXN ($) $ / shares	Dec. 31, 2018 MXN ($) Vote Director shares	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Feb. 28, 2014 MXN ($) shares	Apr. 21, 2015 MXN ($)
Disclosure Of Equity [Line Items]
Percentage of acquisition, nominations and compensation corresponding to operating committee members														20.00%
Dividend payment per share | $ / shares	$ 3.81	$ 3.81	$ 3.81		$ 7.62	$ 2.86	$ 2.86		$ 5.72	$ 1.79	$ 2.28		$ 4.07
Dividend payment	$ 2,002,443,000	$ 2,002,443,000	$ 2,002,443,000			$ 1,503,146,000	$ 1,503,146,000			$ 940,780,000	$ 1,198,312,000			$ 4,004,886,000
Canceled Reserve for repurchase of shares					$ 995,000,000								$ 950,000,000					$ 850,000,000
Reserve for repurchase of shares														2,983,374,000	$ 2,728,374,000	$ 2,683,374,000
Capital reduction per share | $ / shares					$ 2.38				$ 3.33				$ 3.33
Capital reduction				$ 1,250,870,000				$ 1,750,167,000				$ 1,750,167,000		$ 1,250,870,000	1,750,167,000	1,750,167,000
Description of legal reserves														The General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos).
Legal reserve														$ 1,345,709,000	$ 1,119,029,000	$ 960,943,000
Percentage of legal reserve														17.30%	12.40%	8.90%
Maximum amount of repurchase shares														$ 2,983,374,000
Repurchases of shares amount																	$ 1,733,374,000
Remaining Shares on repurchased														$ 1,250,000,000
Number of shares repurchased | shares														0			35,424,453
Non-Mexican and individual shareholders [Member]
Disclosure Of Equity [Line Items]
Additional income tax on dividend														10.00%
Top of Range [Member]
Disclosure Of Equity [Line Items]
Reserve for repurchase of shares					$ 1,250,000,000								$ 995,000,000					$ 950,000,000
Series BB common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock														15.00%
Number of directors | Director														4
Series B And BB Common Stock [Member]
Disclosure Of Equity [Line Items]
Number of vote per share | Vote														1
Maximum percentage of common stock														10.00%
Percentage of not having voting rights														10.00%
Series B common stock [Member]
Disclosure Of Equity [Line Items]
Percentage of common stock														10.00%
Percentage of voting rights														10.00%